Taxes on Income (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Taxes on Income [Line Items]
Tax rates	23.00%	23.00%
Amount of net wealth tax (in Euro)	€ 500,000
Financing expenses percentage of EBITDA deductible	30.00%
Percentage of financing expenses	30.00%
Financial expenses (in Euro)	€ 1,000,000
Federal tax rate	21.00%
State tax rate percentage	0.75%
Carry forward tax losses (in Euro)	€ 8,500,000
Capital tax losses (in Euro)	1,400,000
Deferred tax asset	8,744,000	€ 6,161,000		€ 6,430,000
Bottom of Range [Member]
Taxes on Income [Line Items]
Amount of net wealth tax (in Euro)	€ 535,000
Income arising percentage	4.82%		4.82%
Top of Range [Member]
Taxes on Income [Line Items]
Amount of maximum net wealth tax (in Euro)	€ 32,100,000
Income arising percentage	3.90%		3.90%
Corporate Income Tax [Member]
Taxes on Income [Line Items]
Percentage of net wealth tax rate	0.50%
Italian taxation [Member]
Taxes on Income [Line Items]
Tax rates	24.00%
Spainsh Taxation [Member]
Taxes on Income [Line Items]
Tax rates	25.00%
Percentage of financing expenses	30.00%
Financial expenses (in Euro)	€ 1,000,000
Dutch Taxation [Member]
Taxes on Income [Line Items]
Tax rates	19.00%
Dutch Subsidiaries [Member]
Taxes on Income [Line Items]
Tax loss carryforwards (in Euro)	€ 15,000,000
Deferred tax asset	1,100,000
Italian Subsidiaries [Member]
Taxes on Income [Line Items]
Capital tax losses (in Euro)	14,200,000
Deferred tax asset | $			$ 1,300
Luxembourg subsidiary [Member]
Taxes on Income [Line Items]
Capital tax losses (in Euro)	1,800
Solar Subsidiaries [Member]
Taxes on Income [Line Items]
Tax loss carryforwards (in Euro)	12,800,000
The Netherlands Taxation Member
Taxes on Income [Line Items]
Unrecognized tax benefits (in Euro)	€ 200,000
Percentage of taxable profits exceeding	25.80%